Leases (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jul. 02, 2019	Jun. 30, 2019
Operating lease right use of an asset	$ 1,178,468		$ 1,400,000
Operating lease liabilities	$ 889,161
Operating Lease [Member]
Lease agreement description	The Company has a lease agreement for a concrete service plant with an unrelated party which will expire on September 30, 2022, with annual payments of approximately $403,000. The Company has a lease agreement for roadway access for the west side entry of the concrete service plant with an unrelated party which will expire on June 30, 2022, with annual payments of approximately $23,000. The Company has a lease agreement for office space from Mr. Weili He, the Company’s former Chief Financial Officer, through October 31, 2023, with annual payments of approximately $22,000. The Company has a lease agreement for office space in New York through May 31, 2020, with annual payments of $28,980.
Operating lease right use of an asset	$ 1,400,000
Operating lease liabilities	$ 1,100,000
Borrowing rate	5.66%
Total operating lease expenses	$ 200,000	$ 200,000